Distribution Date:	02/12/24	COMM 2018-COR3 Mortgage Trust
Determination Date:	02/06/24
Next Distribution Date:	03/12/24
Record Date:	01/31/24	Commercial Mortgage Pass-Through Certificates
Series 2018-COR3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye	cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Directing Certificateholder	LoanCore Capital Markets LLC
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12595VAA5	3.098000%	11,703,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12595VAB3	4.181000%	17,303,000.00	15,020,553.77	281,473.34	52,334.11	0.00	0.00	333,807.45	14,739,080.43	30.43%	30.00%
A-2	12595VAC1	3.961000%	303,000,000.00	302,982,924.17	75.28	1,000,096.14	0.00	0.00	1,000,171.42	302,982,848.89	30.43%	30.00%
A-3	12595VAD9	4.228000%	372,251,000.00	372,251,000.00	0.00	1,311,564.36	0.00	0.00	1,311,564.36	372,251,000.00	30.43%	30.00%
A-M	12595VAF4	4.340400%	56,593,000.00	56,593,000.00	0.00	204,696.87	0.00	0.00	204,696.87	56,593,000.00	24.73%	24.38%
B	12595VAG2	4.511650%	51,561,000.00	51,561,000.00	0.00	193,854.31	0.00	0.00	193,854.31	51,561,000.00	19.53%	19.25%
C	12595VAH0	4.559150%	49,047,000.00	49,047,000.00	0.00	186,343.84	0.00	0.00	186,343.84	49,047,000.00	14.58%	14.38%
D	12595VAN7	2.809150%	47,300,000.00	47,300,000.00	0.00	110,727.32	0.00	0.00	110,727.32	47,300,000.00	9.81%	9.67%
E-RR	12595VAQ0	4.559150%	11,807,000.00	11,807,000.00	0.00	44,858.23	0.00	0.00	44,858.23	11,807,000.00	8.62%	8.50%
F-RR	12595VAS6	4.559150%	20,122,000.00	20,122,000.00	0.00	76,449.34	0.00	0.00	76,449.34	20,122,000.00	6.59%	6.50%
G-RR	12595VAU1	4.559150%	18,864,000.00	18,864,000.00	0.00	27,328.43	0.00	0.00	27,328.43	18,864,000.00	4.69%	4.63%
H-RR	12595VAW7	4.559150%	46,531,811.00	46,531,811.00	0.00	0.00	0.00	0.00	0.00	46,531,811.00	0.00%	0.00%
S	12595VAY3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12595VBA4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,006,082,811.00	992,080,288.94	281,548.62	3,208,252.95	0.00	0.00	3,489,801.57	991,798,740.32

X-A	12595VAE7	0.431895%	760,850,000.00	746,847,477.94	0.00	268,799.73	0.00	0.00	268,799.73	746,565,929.32
X-B	12595VAJ6	0.047500%	51,561,000.00	51,561,000.00	0.00	2,040.96	0.00	0.00	2,040.96	51,561,000.00
X-D	12595VAL1	1.750000%	47,300,000.00	47,300,000.00	0.00	68,979.17	0.00	0.00	68,979.17	47,300,000.00
Notional SubTotal			859,711,000.00	845,708,477.94	0.00	339,819.86	0.00	0.00	339,819.86	845,426,929.32

Deal Distribution Total					281,548.62	3,548,072.81	0.00	0.00	3,829,621.43

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12595VAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12595VAB3	868.08956655	16.26731434	3.02456857	0.00000000	0.00000000	0.00000000	0.00000000	19.29188291	851.82225221
A-2	12595VAC1	999.94364413	0.00024845	3.30064733	0.00000000	0.00000000	0.00000000	0.00000000	3.30089578	999.94339568
A-3	12595VAD9	1,000.00000000	0.00000000	3.52333334	0.00000000	0.00000000	0.00000000	0.00000000	3.52333334	1,000.00000000
A-M	12595VAF4	1,000.00000000	0.00000000	3.61699981	0.00000000	0.00000000	0.00000000	0.00000000	3.61699981	1,000.00000000
B	12595VAG2	1,000.00000000	0.00000000	3.75970811	0.00000000	0.00000000	0.00000000	0.00000000	3.75970811	1,000.00000000
C	12595VAH0	1,000.00000000	0.00000000	3.79929129	0.00000000	0.00000000	0.00000000	0.00000000	3.79929129	1,000.00000000
D	12595VAN7	1,000.00000000	0.00000000	2.34095814	0.00000000	0.00000000	0.00000000	0.00000000	2.34095814	1,000.00000000
E-RR	12595VAQ0	1,000.00000000	0.00000000	3.79929110	0.00000000	0.00000000	0.00000000	0.00000000	3.79929110	1,000.00000000
F-RR	12595VAS6	1,000.00000000	0.00000000	3.79929132	0.00000000	0.00000000	0.00000000	0.00000000	3.79929132	1,000.00000000
G-RR	12595VAU1	1,000.00000000	0.00000000	1.44870812	2.35058312	4.47857453	0.00000000	0.00000000	1.44870812	1,000.00000000
H-RR	12595VAW7	1,000.00000000	0.00000000	0.00000000	3.79929141	60.70075996	0.00000000	0.00000000	0.00000000	1,000.00000000
S	12595VAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12595VBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12595VAE7	981.59621205	0.00000000	0.35328873	0.00000000	0.00000000	0.00000000	0.00000000	0.35328873	981.22616721
X-B	12595VAJ6	1,000.00000000	0.00000000	0.03958341	0.00000000	0.00000000	0.00000000	0.00000000	0.03958341	1,000.00000000
X-D	12595VAL1	1,000.00000000	0.00000000	1.45833340	0.00000000	0.00000000	0.00000000	0.00000000	1.45833340	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	01/01/24 - 01/30/24	30	0.00	52,334.11	0.00	52,334.11	0.00	0.00	0.00	52,334.11	0.00
A-2	01/01/24 - 01/30/24	30	0.00	1,000,096.14	0.00	1,000,096.14	0.00	0.00	0.00	1,000,096.14	0.00
A-3	01/01/24 - 01/30/24	30	0.00	1,311,564.36	0.00	1,311,564.36	0.00	0.00	0.00	1,311,564.36	0.00
X-A	01/01/24 - 01/30/24	30	0.00	268,799.73	0.00	268,799.73	0.00	0.00	0.00	268,799.73	0.00
X-B	01/01/24 - 01/30/24	30	0.00	2,040.96	0.00	2,040.96	0.00	0.00	0.00	2,040.96	0.00
X-D	01/01/24 - 01/30/24	30	0.00	68,979.17	0.00	68,979.17	0.00	0.00	0.00	68,979.17	0.00
A-M	01/01/24 - 01/30/24	30	0.00	204,696.87	0.00	204,696.87	0.00	0.00	0.00	204,696.87	0.00
B	01/01/24 - 01/30/24	30	0.00	193,854.31	0.00	193,854.31	0.00	0.00	0.00	193,854.31	0.00
C	01/01/24 - 01/30/24	30	0.00	186,343.84	0.00	186,343.84	0.00	0.00	0.00	186,343.84	0.00
D	01/01/24 - 01/30/24	30	0.00	110,727.32	0.00	110,727.32	0.00	0.00	0.00	110,727.32	0.00
E-RR	01/01/24 - 01/30/24	30	0.00	44,858.23	0.00	44,858.23	0.00	0.00	0.00	44,858.23	0.00
F-RR	01/01/24 - 01/30/24	30	0.00	76,449.34	0.00	76,449.34	0.00	0.00	0.00	76,449.34	0.00
G-RR	01/01/24 - 01/30/24	30	40,142.43	71,669.83	0.00	71,669.83	44,341.40	0.00	0.00	27,328.43	84,483.83
H-RR	01/01/24 - 01/30/24	30	2,647,728.38	176,787.91	0.00	176,787.91	176,787.91	0.00	0.00	0.00	2,824,516.29
Totals			2,687,870.81	3,769,202.12	0.00	3,769,202.12	221,129.31	0.00	0.00	3,548,072.81	2,909,000.12

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,829,621.43
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,907,885.79	Master Servicing Fee	4,832.31
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,980.04
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	427.15
ARD Interest	0.00	Operating Advisor Fee	1,804.11
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,907,885.79	Total Fees	13,043.60

Principal		Expenses/Reimbursements
Scheduled Principal	281,548.62	Reimbursement for Interest on Advances	57.96
Unscheduled Principal Collections		ASER Amount	182,927.15
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	37,824.30
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	319.90
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	281,548.62	Total Expenses/Reimbursements	221,129.31

		Interest Reserve Deposit	125,640.07

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,548,072.81
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	281,548.62
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,829,621.43
Total Funds Collected	4,189,434.41	Total Funds Distributed	4,189,434.41

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	992,080,289.34	992,080,289.34	Beginning Certificate Balance	992,080,288.94
(-) Scheduled Principal Collections	281,548.62	281,548.62	(-) Principal Distributions	281,548.62
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	991,798,740.72	991,798,740.72	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	992,080,289.34	992,080,289.34	Ending Certificate Balance	991,798,740.32
Ending Actual Collateral Balance	991,835,128.93	991,835,128.93

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.40)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.40)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.56%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,224,890.68	1.84%	50	5.1467	NAP	Defeased	3	18,224,890.68	1.84%	50	5.1467	NAP
	7,499,999 or less	8	43,984,072.78	4.43%	49	4.5857	1.662816	1.44 or less	18	425,672,694.71	42.92%	46	4.7582	0.746054
7,500,000 to 14,999,999		14	158,558,141.97	15.99%	48	4.8106	1.680273	1.45 to 1.49	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999		8	166,592,244.68	16.80%	46	4.4580	0.996954	1.50 to 1.74	8	134,861,711.18	13.60%	46	4.5749	1.688947
25,000,000 to 49,999,999		7	261,489,390.61	26.37%	46	4.7241	1.493734	1.75 to 1.99	5	82,015,151.31	8.27%	48	4.9452	1.887400
	50,000,000 or greater	6	342,950,000.00	34.58%	48	4.3757	2.201111	2.00 to 2.49	6	114,244,292.84	11.52%	49	4.6060	2.174348
	Totals	46	991,798,740.72	100.00%	47	4.5744	1.690134	2.50 to 3.49	4	142,330,000.00	14.35%	50	4.2134	2.872779
								3.50 or greater	2	74,450,000.00	7.51%	50	3.6155	3.944607
								Totals	46	991,798,740.72	100.00%	47	4.5744	1.690134
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	18,224,890.68	1.84%	50	5.1467	NAP
							Defeased	3	18,224,890.68	1.84%	50	5.1467	NAP
California	6	217,850,000.00	21.97%	49	4.3693	2.335111
							Industrial	3	136,165,216.10	13.73%	49	4.3089	2.579190
Florida	5	48,889,986.83	4.93%	47	4.5291	1.709047
							Lodging	6	190,907,697.82	19.25%	43	4.8604	1.474452
Georgia	1	9,960,233.59	1.00%	48	5.3180	1.440000
							Mixed Use	8	189,169,161.34	19.07%	49	4.8502	1.047169
Illinois	2	33,317,500.00	3.36%	48	4.7907	1.903154
							Multi-Family	2	66,996,836.93	6.76%	50	4.6586	2.122446
Michigan	2	13,658,409.12	1.38%	49	5.1007	1.423455
							Office	8	196,156,352.25	19.78%	49	4.2307	2.275617
Minnesota	2	22,283,130.98	2.25%	47	4.3843	1.924117
							Other	3	21,675,000.00	2.19%	44	4.4382	1.740000
Nevada	1	12,601,825.82	1.27%	47	4.9010	1.960000
							Retail	11	172,503,584.77	17.39%	46	4.4796	1.124898
New Jersey	1	6,150,000.00	0.62%	43	4.5540	2.160000
							Totals	44	991,798,740.72	100.00%	47	4.5744	1.690134
New York	13	385,213,057.87	38.84%	49	4.5236	1.437487

North Carolina	1	4,030,000.00	0.41%	50	4.6800	2.720000

Ohio	1	14,879,916.54	1.50%	51	4.9300	1.670000

Pennsylvania	1	26,472,700.03	2.67%	45	4.0560	1.740000

South Carolina	1	11,407,697.82	1.15%	50	5.3200	0.930000

Texas	1	31,689,390.61	3.20%	45	4.7300	1.740000

Washington	3	135,170,000.00	13.63%	41	4.7891	1.327494

Totals	44	991,798,740.72	100.00%	47	4.5744	1.690134

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,224,890.68	1.84%	50	5.1467	NAP	Defeased	3	18,224,890.68	1.84%	50	5.1467	NAP
	3.9999% or less	1	64,450,000.00	6.50%	50	3.4649	3.680000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.000% to 4.2499%	6	168,472,700.86	16.99%	48	4.1353	1.865718	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.250% to 4.4999%	5	98,589,161.34	9.94%	47	4.3668	2.109140	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.7499%	15	288,192,112.11	29.06%	47	4.6380	1.547076	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.750% to 4.9999%	10	221,843,535.20	22.37%	46	4.8689	1.385092	49 months or greater	43	973,573,850.04	98.16%	47	4.5637	1.695927
	5.000% or greater	6	132,026,340.53	13.31%	49	5.1187	1.049367	Totals	46	991,798,740.72	100.00%	47	4.5744	1.690134
	Totals	46	991,798,740.72	100.00%	47	4.5744	1.690134
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,224,890.68	1.84%	50	5.1467	NAP	Defeased	3	18,224,890.68	1.84%	50	5.1467	NAP
	114 months or less	43	973,573,850.04	98.16%	47	4.5637	1.695927	Interest Only	3	110,000,000.00	11.09%	51	4.2042	3.131818
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	40	863,573,850.04	87.07%	47	4.6095	1.513026
	Totals	46	991,798,740.72	100.00%	47	4.5744	1.690134	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	46	991,798,740.72	100.00%	47	4.5744	1.690134
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	18,224,890.68	1.84%	50	5.1467	NAP			No outstanding loans in this group
Underwriter's Information		1	9,450,000.00	0.95%	43	4.5540	2.160000
	12 months or less	39	927,854,557.20	93.55%	47	4.5641	1.682087
	13 to 24 months	3	36,269,292.84	3.66%	46	4.5544	1.929052
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	991,798,740.72	100.00%	47	4.5744	1.690134
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30299836	IN	Brooklyn	NY	Actual/360	4.166%	179,369.44	0.00	0.00	N/A	05/06/28	--	50,000,000.00	50,000,000.00	02/06/24
1A2	30299864				Actual/360	4.166%	179,369.44	0.00	0.00	N/A	05/06/28	--	50,000,000.00	50,000,000.00	02/06/24
2	30314477	LO	Seattle	WA	Actual/360	4.840%	166,711.11	0.00	0.00	N/A	06/06/27	--	40,000,000.00	40,000,000.00	02/06/24
2A	30314504				Actual/360	4.840%	158,375.56	0.00	0.00	N/A	06/06/27	--	38,000,000.00	38,000,000.00	02/06/24
3	30314478	MU	Brooklyn	NY	Actual/360	5.066%	285,736.47	0.00	0.00	N/A	02/06/28	--	65,500,000.00	65,500,000.00	02/06/24
4	30314479	OF	Mountain View	CA	Actual/360	3.465%	192,296.03	0.00	0.00	04/06/28	04/06/30	--	64,450,000.00	64,450,000.00	02/06/24
5	30314481	MF	New York	NY	Actual/360	4.633%	251,367.38	0.00	0.00	N/A	04/06/28	--	63,000,000.00	63,000,000.00	02/06/24
6	30312998	LO	Seattle	WA	Actual/360	4.740%	204,083.33	0.00	0.00	N/A	06/06/27	--	50,000,000.00	50,000,000.00	02/06/24
7	30299555	OF	New York	NY	Actual/360	4.505%	162,930.83	0.00	0.00	N/A	03/06/28	--	42,000,000.00	42,000,000.00	02/06/24
7A3	30299557				Actual/360	4.505%	19,396.53	0.00	0.00	N/A	03/06/28	--	5,000,000.00	5,000,000.00	02/06/24
8	30314482	RT	New York	NY	Actual/360	4.112%	74,358.67	0.00	0.00	N/A	10/06/27	--	21,000,000.00	21,000,000.00	03/06/20
8A	30314518				Actual/360	4.112%	74,358.67	0.00	0.00	N/A	10/06/27	--	21,000,000.00	21,000,000.00	03/06/20
9	30314484	MU	Monterey Park	CA	Actual/360	4.845%	166,883.33	0.00	0.00	N/A	04/01/28	--	40,000,000.00	40,000,000.00	02/01/24
10	30314486	OF	Redwood City	CA	Actual/360	4.288%	141,420.62	0.00	0.00	N/A	02/06/28	--	38,300,000.00	38,300,000.00	02/06/24
11	30314487	IN	San Antonio	TX	Actual/360	4.730%	129,266.87	47,683.58	0.00	N/A	11/06/27	--	31,737,074.19	31,689,390.61	02/06/24
12	30299721	LO	San Diego	CA	Actual/360	5.100%	138,337.50	0.00	0.00	N/A	04/06/28	--	31,500,000.00	31,500,000.00	02/06/24
13	30314488	RT	Whitehall	PA	Actual/360	4.056%	77,200.32	42,962.03	0.00	N/A	11/01/27	--	22,103,545.37	22,060,583.34	02/01/24
13A2C2	30314489				Actual/360	4.056%	15,440.07	8,592.39	0.00	N/A	11/01/27	--	4,420,709.91	4,412,117.52	02/01/24
14	30314490	RT	Sherman Oaks	CA	Actual/360	4.639%	89,481.16	0.00	0.00	N/A	01/06/28	--	22,400,000.00	22,400,000.00	02/06/24
15	30314491	98	New York	NY	Actual/360	4.438%	82,837.53	0.00	0.00	N/A	10/06/27	--	21,675,000.00	21,675,000.00	02/06/24
16	30314492	MU	San Francisco	CA	Actual/360	4.997%	91,223.01	0.00	0.00	N/A	04/06/28	--	21,200,000.00	21,200,000.00	11/06/22
17	30314493	RT	Palatine	IL	Actual/360	4.836%	84,608.84	0.00	0.00	N/A	12/06/27	--	20,317,500.00	20,317,500.00	02/06/24
18	30314494	MU	Miramar	FL	Actual/360	4.497%	65,679.49	21,692.98	0.00	N/A	12/06/27	--	16,960,854.32	16,939,161.34	01/06/24
19	30314495	RT	Columbus	OH	Actual/360	4.930%	63,271.28	24,003.29	0.00	N/A	05/06/28	--	14,903,919.83	14,879,916.54	02/06/24
20	30314496	MU	Brooklyn	NY	Actual/360	4.800%	59,106.67	0.00	0.00	N/A	04/06/28	--	14,300,000.00	14,300,000.00	02/06/24
21	30314497	MU	Minneapolis	MN	Actual/360	4.290%	52,457.17	0.00	0.00	N/A	04/06/28	--	14,200,000.00	14,200,000.00	02/06/24
22	30314498	OF	Brooklyn	NY	Actual/360	4.930%	55,698.04	0.00	0.00	N/A	04/06/28	--	13,120,000.00	13,120,000.00	02/06/24
23	30314499	MU	Vernon Hills	IL	Actual/360	4.720%	52,837.78	0.00	0.00	N/A	04/06/28	--	13,000,000.00	13,000,000.00	02/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
24	30314500	OF	Las Vegas	NV	Actual/360	4.901%	53,245.57	14,695.23	0.00	N/A	01/06/28	--	12,616,521.05	12,601,825.82	01/06/24
25	30314501	LO	North Charleston	SC	Actual/360	5.320%	52,338.86	17,229.55	0.00	N/A	04/06/28	--	11,424,927.37	11,407,697.82	02/06/24
26	30314502	OF	Atlanta	GA	Actual/360	5.318%	45,676.53	14,138.94	0.00	N/A	02/06/28	--	9,974,372.53	9,960,233.59	02/06/24
27	30314503	RT	Westland	MI	Actual/360	5.120%	42,651.08	12,311.04	0.00	N/A	03/06/28	--	9,673,883.23	9,661,572.19	02/06/24
28	30299858	LO	Miami Beach	FL	Actual/360	4.586%	39,490.56	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	02/06/24
29	30314505	LO	Miami Beach	FL	Actual/360	4.616%	39,748.89	0.00	0.00	N/A	01/06/28	--	10,000,000.00	10,000,000.00	02/06/24
30	30314506	Various Various		Various	Actual/360	4.554%	37,058.18	0.00	0.00	N/A	09/06/27	--	9,450,000.00	9,450,000.00	02/06/24
31	30314507	RT	Apple Valley	MN	Actual/360	4.550%	31,727.56	14,651.55	0.00	N/A	09/06/27	--	8,097,782.53	8,083,130.98	02/06/24
32	30314508	RT	Amherst	NY	Actual/360	4.697%	31,976.34	12,092.55	0.00	N/A	09/06/27	--	7,905,857.58	7,893,765.03	02/06/24
33	30314509	RT	Louisville	KY	Actual/360	5.368%	36,484.70	9,397.16	0.00	N/A	04/06/28	--	7,892,945.93	7,883,548.77	02/06/24
34	30314510	OF	Buffalo	NY	Actual/360	4.872%	31,198.49	12,181.65	0.00	N/A	04/01/28	--	7,436,474.49	7,424,292.84	02/01/24
35	30314511	RT	Gainesville	FL	Actual/360	4.414%	28,412.06	0.00	0.00	N/A	01/06/28	--	7,475,000.00	7,475,000.00	02/06/24
36	30314512	RT	Graham	WA	Actual/360	4.577%	28,259.16	0.00	0.00	N/A	04/01/28	--	7,170,000.00	7,170,000.00	02/01/24
37	30314513	RT	Mesa	AZ	Actual/360	4.940%	23,174.85	8,814.79	0.00	N/A	04/06/28	--	5,447,921.70	5,439,106.91	02/06/24
38	30314514	RT	White Lake	MI	Actual/360	5.020%	21,225.12	7,829.29	0.00	N/A	04/06/28	--	4,910,064.29	4,902,235.00	02/06/24
39	30314515	IN	Tampa	FL	Actual/360	4.521%	17,451.74	6,929.08	0.00	N/A	01/06/28	--	4,482,754.57	4,475,825.49	02/06/24
40	30314516	MF	Kalamazoo	MI	Actual/360	5.054%	17,422.06	6,343.52	0.00	N/A	04/06/28	--	4,003,180.45	3,996,836.93	02/06/24
41	30314517	MU	Cary	NC	Actual/360	4.680%	16,240.90	0.00	0.00	N/A	04/06/28	--	4,030,000.00	4,030,000.00	02/06/24
Totals							3,907,885.79	281,548.62	0.00				992,080,289.34	991,798,740.72
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,372,791.31	12,513,067.11	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2	12,372,791.31	12,513,067.11	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,007,125.92	6,646,239.20	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	5,007,125.92	6,646,239.20	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	2,620,248.14	1,852,290.48	01/01/23	06/30/23	11/06/23	16,375,000.00	0.00	0.00	0.00	0.00	0.00
4	7,614,099.00	8,334,992.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,291,499.85	6,572,968.80	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,131,185.04	9,355,302.93	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,221,083.60	429,465.92	01/01/23	05/31/23	10/06/23	20,414,398.07	0.00	0.00	0.00	794,978.20	0.00
7A3	5,221,083.60	429,465.92	01/01/23	05/31/23	10/06/23	2,430,285.49	0.00	0.00	0.00	0.00	0.00
8	(831,554.70)	(198,591.74)	01/01/23	03/31/23	01/08/24	20,079,493.78	563,852.76	3,085.29	2,866,861.24	2,544,845.11	0.00
8A	(831,554.70)	(198,591.74)	01/01/23	03/31/23	01/08/24	20,079,493.78	563,852.76	3,085.29	2,866,861.24	0.00	0.00
9	7,054,731.54	6,071,735.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,893,930.26	4,973,701.64	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,700,276.76	4,003,994.84	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,785,460.04	3,612,166.64	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	22,676,428.50	21,057,443.93	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13A2C2	22,676,428.50	21,057,443.93	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,944,826.78	1,717,835.33	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,713,744.76	1,082,928.72	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	845,714.95	942,161.09	01/01/23	09/30/23	05/08/23	9,514,939.75	1,079,118.27	50,058.40	2,410,345.14	6,193.26	0.00
17	1,801,319.00	1,801,321.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,963,790.26	1,519,137.59	01/01/23	09/30/23	--	0.00	0.00	87,299.44	87,299.44	0.00	0.00
19	1,448,060.99	1,890,429.28	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	985,409.09	691,733.91	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,121,932.37	1,313,248.51	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,184,356.61	1,260,411.14	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,266,634.88	1,302,792.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	1,817,383.15	1,639,530.43	01/01/23	09/30/23	--	0.00	0.00	67,886.48	67,886.48	0.00	0.00
25	688,556.76	928,133.99	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,226,127.58	1,124,488.47	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,117,440.00	1,117,440.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	3,384,207.71	3,428,789.31	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	2,822,411.00	(106,951.49)	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	715,869.33	770,103.51	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	765,178.40	891,531.24	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	497,014.53	369,018.84	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,142,642.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	614,435.79	416,754.30	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	746,885.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	554,460.05	554,523.74	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	335,892.91	266,649.98	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	565,378.81	568,319.14	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	163,252,853.28	151,162,731.45				88,893,610.87	2,206,823.79	211,414.90	8,299,253.54	3,346,016.57	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/12/24	0	0.00	0	0.00	3	63,200,000.00	6	165,907,697.82	0	0.00	0	0.00	0	0.00	0	0.00	4.574374%	4.559106%	47
01/12/24	0	0.00	0	0.00	3	63,200,000.00	6	165,924,927.37	0	0.00	0	0.00	0	0.00	0	0.00	4.574418%	4.559150%	48
12/12/23	0	0.00	0	0.00	3	63,200,000.00	6	165,942,078.35	0	0.00	0	0.00	0	0.00	0	0.00	4.574462%	4.559193%	49
11/10/23	0	0.00	0	0.00	3	63,200,000.00	6	165,960,837.05	0	0.00	0	0.00	0	0.00	0	0.00	4.574512%	4.559242%	50
10/13/23	0	0.00	0	0.00	4	68,200,000.00	4	118,977,824.27	0	0.00	0	0.00	0	0.00	0	0.00	4.574555%	4.559284%	51
09/12/23	0	0.00	0	0.00	5	110,200,000.00	4	118,996,425.19	0	0.00	0	0.00	0	0.00	0	0.00	4.574604%	4.559332%	52
08/11/23	0	0.00	0	0.00	5	110,200,000.00	4	119,013,250.12	0	0.00	0	0.00	0	0.00	0	0.00	4.574647%	4.559375%	53
07/12/23	0	0.00	0	0.00	5	110,200,000.00	4	119,029,998.33	0	0.00	0	0.00	0	0.00	0	0.00	4.574690%	4.559417%	54
06/12/23	0	0.00	2	47,000,000.00	3	63,200,000.00	3	53,548,368.97	0	0.00	0	0.00	0	0.00	0	0.00	4.574738%	4.559464%	55
05/12/23	2	47,000,000.00	0	0.00	3	63,200,000.00	3	53,564,957.03	0	0.00	0	0.00	0	0.00	0	0.00	4.574781%	4.559506%	56
04/12/23	0	0.00	0	0.00	3	63,200,000.00	3	53,583,173.37	0	0.00	1	31,500,000.00	0	0.00	0	0.00	4.574828%	4.559552%	57
03/10/23	0	0.00	0	0.00	3	63,200,000.00	3	53,599,602.71	0	0.00	0	0.00	0	0.00	0	0.00	4.574870%	4.559594%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
8	30314482	03/06/20	46	6	3,085.29	2,866,861.24	2,713,311.74		21,000,000.00	06/18/20	2		04/18/22
8A	30314518	03/06/20	46	6	3,085.29	2,866,861.24	0.00		21,000,000.00	06/18/20	2		04/18/22
16	30314492	11/06/22	14	6	50,058.40	2,410,345.14	20,184.66		21,200,000.00	07/07/20	13
18	30314494	01/06/24	0	A	87,299.44	87,299.44	0.00		16,960,854.32
24	30314500	01/06/24	0	A	67,886.48	67,886.48	0.00		12,616,521.05
Totals					211,414.90	8,299,253.54	2,733,496.40		92,777,375.37
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		483,233,534	375,733,534		0	107,500,000
49 - 60 Months		444,115,207	364,507,509	21,200,000		58,407,698
> 60 Months		64,450,000	64,450,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-24	991,798,741	881,598,741	0	0	21,200,000	89,000,000
Jan-24	992,080,289	881,880,289	0	0	21,200,000	89,000,000
Dec-23	992,360,696	882,160,696	0	0	21,200,000	89,000,000
Nov-23	992,664,309	882,464,309	0	0	21,200,000	89,000,000
Oct-23	992,942,345	924,742,345	0	0	26,200,000	42,000,000
Sep-23	993,243,674	883,043,674	0	0	68,200,000	42,000,000
Aug-23	993,519,357	883,319,357	0	0	68,200,000	42,000,000
Jul-23	993,793,923	883,593,923	0	0	68,200,000	42,000,000
Jun-23	994,091,907	883,891,907	0	47,000,000	21,200,000	42,000,000
May-23	994,364,149	884,164,149	47,000,000	0	21,200,000	42,000,000
Apr-23	994,659,893	931,459,893	0	0	21,200,000	42,000,000
Mar-23	994,929,829	931,729,829	0	0	21,200,000	42,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30314478	65,500,000.00	65,500,000.00	95,000,000.00	10/12/17	1,654,358.48	0.49000	06/30/23	02/06/28	(70)
7	30299555	42,000,000.00	42,000,000.00	42,400,000.00	07/19/23	406,455.56	0.28000	05/31/23	03/06/28	(70)
7A3	30299557	5,000,000.00	5,000,000.00	42,400,000.00	07/19/23	406,455.56	0.28000	05/31/23	03/06/28	(70)
8	30314482	21,000,000.00	21,000,000.00	45,000,000.00	04/20/22	(202,709.99)	(0.47000)	03/31/23	10/06/27	(70)
8A	30314518	21,000,000.00	21,000,000.00	45,000,000.00	04/20/22	(202,709.99)	(0.47000)	03/31/23	10/06/27	(70)
16	30314492	21,200,000.00	21,200,000.00	15,350,000.00	02/23/23	856,451.09	0.80000	09/30/23	04/06/28	(70)
Totals		175,700,000.00	175,700,000.00	285,150,000.00		2,918,300.71

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30314478	MU	NY	05/03/23	13

Loan transferred to SS 5/3/23 for imminent monetary default after Brwr noticed its unwillingness to continue funding operating losses. The collateral is a mixed use (retail, office) building located in South Brooklyn, NY and declining occupancy and reduced rents has led to cash flow shortfalls. Borrower consented to receivership and a receiver was appointed 8/4/23 and has since engaged a broker to market the real estate for sale. Occupancy currently 73% but major office tenant

	vacating most likely Fe b ‘24 pushing occupancy to 35%.

7	30299555	OF	NY	06/08/23	2

Loan transferred to special servicing on 6/8/2023 for payment default. The loan was past due for the 4/6/2023 and subsequent payments. Special Servicer is making IO payments with funds from a LOC between the Landlord and WeWork. The

Borrower has stated that they are in discussions with the City to sign a lease to house Migrants for three years with two one year extension options. This Borrower should have more clarity from the City related to the status of this potential lease during the 1st quarter of 2 024. Special Servicer is also dual tracking this asset and filed for Foreclosure on 9/20/2023. The subject property is a single, 17 story office building constructed in 1926 and maintained in overall average condition. The property contains 143,479 square feet of leas-able space. The subject property is located in the Garment District, a well-established and stable area in Manhattan. The largest tenant (WeWork, 133,208/sf) stopped paying rent in early 2023 and

	will not try to re-lease the vacant spaces.

7A3	30299557	Various	Various	06/08/23	2

Loan transferred to special servicing on 6/8/2023 for payment default. The loan was past due for the 4/6/2023 and subsequent payments. Special Servicer is making IO payments with funds from a LOC between the Landlord and WeWork. The

Borrower has stated that they are in discussions with the City to sign a lease to house Migrants for three years with two one year extension options. This Borrower should have more clarity from the City related to the status of this potential lease during the 1st quarter of 2 024. Special Servicer is also dual tracking this asset and filed for Foreclosure on 9/20/2023. The subject property is a single, 17 story office building constructed in 1926 and maintained in overall average condition. The property contains 143,479 square feet of leas-able space. The subject property is located in the Garment District, a well-established and stable area in Manhattan. The largest tenant (WeWork, 133,208/sf) stopped paying rent in early 2023 and

	will not try to re-lease the vacant spaces.

8	30314482	RT	NY	06/18/20	2

Loan transferred to Special Servicing on 06/22/2020. Lender filed a Summons & Complaint in NY State Court on 4/18/2022, and also filed for appointment of a receiver. The receiver was denied, however the judge granted the summary

	judgment order on 7/24/2 023.While awaiting

the Damages Claim hearing, Lender negotiated a Modification of the Loan that closed on 1/12/2024. If the Borrower performs under the terms of the Modification, the Loan will be returned to Master Servicer after the April 2024 payment.

8A	30314518	Various	Various	06/18/20	2

Loan transferred to Special Servicing on 06/22/2020. Lender filed a Summons & Complaint in NY State Court on 4/18/2022, and also filed for appointment of a receiver. The receiver was denied, however the judge granted the summary

	judgment order on 7/24/2 023. While awaiting

the Damages Claim hearing, Lender negotiated a Modification of the Loan that closed on 1/12/2024. If the Borrower performs under the terms of the Modification, the Loan will be returned to Master Servicer after the April 2024 payment.

16	30314492	MU	CA	07/07/20	13

Loan transferred to Special Servicing on 7/7/2020 due to payment default. Borrower and Lender have closed a forbearance agreement. However, China Live has stopped paying rent and the Borrower has defaulted on the forbearance

	agreement. Lender is reviewing enforcement options while Borrower is pursuing eviction and damages from China Live.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	30314477	40,000,000.00	4.84000%	40,000,000.00	4.84000%	8	04/30/20	05/06/20	05/14/20
2	30314477	40,000,000.00	4.84000%	40,000,000.00	4.84000%	8	07/29/20	07/06/20	08/05/20
2	30314477	0.00	4.84000%	0.00	4.84000%	8	05/11/21	04/15/21	05/11/21
2A	30314504	38,000,000.00	4.84000%	38,000,000.00	4.84000%	8	07/29/20	07/06/20	08/05/20
2A	30314504	0.00	4.84000%	0.00	4.84000%	8	05/11/21	04/01/21	05/11/21
5	30314481	63,000,000.00	4.63350%	63,000,000.00	4.63350%	10	12/03/20	05/06/20	12/14/20
6	30312998	50,000,000.00	4.74000%	50,000,000.00	4.74000%	8	04/29/20	05/06/20	05/14/20
6	30312998	50,000,000.00	4.74000%	50,000,000.00	4.74000%	8	07/29/20	07/06/20	08/05/20
6	30312998	0.00	4.74000%	0.00	4.74000%	8	05/06/21	04/01/21	05/06/21
9	30314484	0.00	4.84500%	0.00	4.84500%	10	08/13/21	10/01/20	09/13/21
12	30299721	31,500,000.00	5.10000%	31,500,000.00	5.10000%	8	10/02/20	08/06/20	10/07/20
12	30299721	0.00	5.10000%	0.00	5.10000%	8	03/09/23	02/22/23	03/09/23
16	30314492	0.00	4.99700%	0.00	4.99700%	8	05/06/22	06/06/20	07/11/22
28	30299858	10,000,000.00	4.58600%	10,000,000.00	4.58600%	8	07/10/20	07/10/20	07/16/20
29	30314505	10,000,000.00	4.61600%	10,000,000.00	4.61600%	8	05/14/20	05/06/20	05/19/20
29	30314505	10,000,000.00	4.61600%	10,000,000.00	4.61600%	8	07/06/20	10/19/20	10/27/20
29	30314505	0.00	4.61600%	0.00	4.61600%	8	03/22/21	03/08/21	03/22/21
Totals		242,500,000.00		242,500,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	14,100.69	0.00	0.00	0.00	0.00	0.00	57.96	0.00	0.00	0.00
7	0.00	0.00	9,041.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A3	0.00	0.00	1,076.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	4,520.83	0.00	0.00	71,012.80	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	4,520.83	0.00	0.00	71,012.80	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	4,563.89	0.00	0.00	40,901.55	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	319.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	37,824.30	0.00	319.90	182,927.15	0.00	0.00	57.96	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		221,129.31

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Supplemental Notes
None

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